Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation
Share-based Compensation
Stock Compensation Plans
We have a share-based compensation plan, which has been approved by the stockholders, for certain employees, officers and directors. This plan is described below.
FMC Corporation Incentive Compensation and Stock Plan
The FMC Corporation Incentive Compensation and Stock Plan (the “Plan”) provides for the grant of a variety of cash and equity awards to officers, directors, employees and consultants, including stock options, restricted stock, performance units (including restricted stock units), stock appreciation rights, and multi-year management incentive awards payable partly in cash and partly in common stock. The Compensation and Organization Committee of the Board of Directors (the “Committee”), subject to the provisions of the Plan, approves financial targets, award grants, and the times and conditions for payment of awards to employees. The FMC Corporation Non-Employee Directors’ Compensation Policy (formerly the FMC Corporation Compensation Plan for Non-Employee Directors), administered by the Nominating and Corporate Governance Committee of the Board of Directors, sets forth the compensation to be paid to the directors, including awards (currently restricted stock units only) to be made to directors under the Plan.
Stock options granted under the Plan may be incentive or nonqualified stock options. The exercise price for stock options may not be less than the fair market value of the stock at the date of grant. Awards granted under the Plan vest or become exercisable or payable at the time designated by the Committee, which has generally been three years from the date of grant. Incentive and nonqualified options granted under the Plan expire not later than 10 years from the grant date.
Under the Plan, awards of restricted stock and restricted stock units may be made to selected employees. The awards vest over periods designated by the Committee, which has generally been 3 years, with payment conditional upon continued employment. Compensation cost is recognized over the vesting periods based on the market value of the stock on the date of the award. Restricted stock units granted to directors under the Plan vest immediately if granted as part of, or in lieu of, the annual retainer; other restricted stock units granted to directors vest at the Annual Meeting of Shareholders in the calendar year following the May 1 annual grant date.
The total number of shares of common stock authorized for issuance under the Plan is 28.8 million, which is in addition to the shares available from predecessor plans. Cancellations (through expiration, forfeiture or otherwise) of outstanding awards increase the shares available for future awards or grants. At December 31, 2012, 8.9 million shares of FMC common stock were reserved for share based awards which represents the sum of available future grants of share based awards of 5.8 million and unvested share-based awards of 3.1 million.
At December 31, 2012 and 2011, there were restricted stock units representing an aggregate of 119,482 shares and 103,698 shares of common stock, respectively, credited to the directors’ accounts.
Stock Compensation
We recognized the following stock compensation expense:

	Year Ended December 31,
(in Millions)	2012	2011	2010
Stock Option Expense, net of taxes of $2.7, $2.3 and $2.0 (1)	$4.4	$3.7	$3.3
Restricted Stock Expense, net of taxes of $3.8, $3.7 and $3.6 (2)	6.4	6.1	5.8
Total Stock Compensation Expense, net of taxes of $6.5, $6.0 and $5.6 (3)	$10.8	$9.8	$9.1
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(1) We applied an estimated forfeiture rate of four percent per stock option grant in the calculation of the expense.
(2) We applied an estimated forfeiture rate of two percent of outstanding grants in the calculation of the expense.
(3) This expense is classified as selling, general and administrative expense in our consolidated statements of income.
We received $18.8 million, $11.3 million and $18.1 million in cash related to stock option exercises for the years ended December 31, 2012, 2011 and 2010, respectively. The shares used for the exercise of stock options occurring during the years ended December 31, 2012, 2011 and 2010 came from treasury shares.
For tax purposes, share-based compensation expense is deductible in the year of exercise or vesting based on the intrinsic value of the award on the date of exercise or vesting. For financial reporting purposes, share-based compensation expense is based upon grant-date fair value and amortized over the vesting period. Excess tax benefits represent the difference between the share-based compensation expense for financial reporting purposes and the deduction taken for tax purposes. From the adoption of share-based compensation accounting in 2006 through March 31, 2010, we did not recognize any excess tax benefits in our consolidated balance sheets from the exercise of stock options and the vesting of restricted awards, due to our U.S. net operating loss carryforward position.
During the second and third quarter of 2010, we utilized our remaining U.S. financial net operating losses as we generated U.S. income during 2010 sufficient to absorb the remaining unrecognized excess tax benefits. As a result, we recognized all of the excess tax benefits from the exercise of stock options and the vesting of restricted stock awards from 2006 through 2009 as well as the excess tax benefits generated during the period from January 1, 2010 through December 31, 2010. As of December 31, 2010, we recognized $56.3 million of excess tax benefits, of which $44.0 million related to years 2006 through 2009, on our consolidated balance sheet as a component of equity. This amount is also included as a financing activity in our consolidated statements of cash flows for the year ended December 31, 2010. The excess tax benefits for the year ended December 31, 2012 and 2011 totaled $9.7 million and $7.4 million, respectively.
Stock Options
The grant-date fair values of the stock options we granted in the years ended December 31, 2012, 2011 and 2010 were estimated using the Black-Scholes option valuation model, the key assumptions for which are listed in the table below. The expected volatility assumption is based on the actual historical experience of our common stock. The expected life represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on U.S. Treasury securities with terms equal to the expected timing of stock option exercises as of the grant date. The dividend yield assumption reflects anticipated dividends on our common stock.
Black Scholes valuation assumptions for stock option grants:

	2012	2011	2010
Expected dividend yield	0.63%	0.61%	0.87%
Expected volatility	42.09%	41.61%	42.17%
Expected life (in years)	6.5	6.5	6.5
Risk-free interest rate	1.30%	2.84%	3.13%

The weighted-average grant-date fair value of options granted during the years ended December 31, 2012, 2011 and 2010 was $19.26, $17.59 and $12.25 per share, respectively.
The following summary shows stock option activity for employees under the Plan for the three years ended December 31, 2012:

	Number of Options Granted But Not Exercised	Weighted-Average Remaining Contractual Life (in Years)	Weighted-Average Exercise Price Per Share	Aggregate Intrinsic Value
	Number of Shares in Thousands			(In Millions)
December 31, 2009 (2,630 shares exercisable)	4,350	5.4 years	$15.47	$54.0
Granted	542		28.67
Exercised	(1,690)		10.68	37.3
Forfeited	(32)		25.97
December 31, 2010 (1,554 shares exercisable)	3,170	6.4 years	$20.17	$62.8
Granted	432		40.89
Exercised	(750)		15.05	19.7
Forfeited	(42)		23.08
December 31, 2011 (1,340 shares exercisable)	2,810	6.4 years	$24.67	$51.6
Granted	422		47.58
Exercised	(943)		19.86	30.7
Forfeited	(50)		39.24
December 31, 2012 (932 shares exercisable and 2,187 shares expected to vest or be exercised)	2,239	6.5 years	$30.69	$62.3

The number of stock options indicated in the above table as being exercisable as of December 31, 2012, had an intrinsic value of $36.0 million, a weighted-average remaining contractual term of 4.3 years, and a weighted-average exercise price of $19.86.
As of December 31, 2012, we had total remaining unrecognized compensation cost related to unvested stock options of $7.2 million which will be amortized over the weighted-average remaining requisite service period of approximately 1.8 years.
Restricted Equity Awards
The grant-date fair value of restricted stock awards and stock units under the Plan is based on the market price per share of our common stock on the date of grant, and the related compensation cost is amortized to expense on a straight-line basis over the vesting period during which the employees perform related services, which is typically three years except for those eligible for retirement prior to the stated vesting period.
The following table shows our employee restricted award activity for the three years ended December 31, 2012:

Number of Awards in Thousands	Number of awards	Weighted- Average Grant Date Fair Value
Nonvested at December 31, 2009	760	$22.35
Granted	416	30.79
Vested	(262)	20.01
Forfeited	(2)	26.39
Nonvested at December 31, 2010	912	$26.86
Granted	182	40.76
Vested	(320)	24.25
Forfeited	(16)	25.58
Nonvested at December 31, 2011	758	$31.33
Granted	221	49.88
Vested	(257)	27.60
Forfeited	(18)	39.21
Nonvested at December 31, 2012	704	$38.29

As of December 31, 2012, we had total remaining unrecognized compensation cost related to unvested restricted awards of $11.9 million which will be amortized over the weighted-average remaining requisite service period of approximately 2.1 years.